18. Financial instruments (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 0	R$ 0
Amount payable or receivable	(54)	(185)
Fair value	(36)	(167)
Exchange swaps registered with CETIP | Banco Tokyo
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 75
Contractual date	Jan. 14, 2014
Maturity	Jan. 10, 2017
Amount payable or receivable	R$ 0	61
Fair value	0	59
Exchange swaps registered with CETIP | Mizuho
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Oct. 31, 2014
Maturity	Oct. 31, 2017
Amount payable or receivable	R$ 0	38
Fair value	0	37
Exchange swaps registered with CETIP | Bank of America
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 40
Contractual date	Sep. 14, 2015
Maturity	Sep. 14, 2017
Amount payable or receivable	R$ 0	(26)
Fair value	0	(25)
Exchange swaps registered with CETIP | Banco Tokyo
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Jul. 31, 2015
Maturity	Jul. 31, 2017
Amount payable or receivable	R$ 0	(6)
Fair value	0	(6)
Exchange swaps registered with CETIP | Scotiabank
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Sep. 30, 2015
Maturity	Sep. 29, 2017
Amount payable or receivable	R$ 0	(39)
Fair value	0	(37)
Exchange swaps registered with CETIP | Agricole
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (EUR)	R$ 50
Contractual date	Oct. 07, 2015
Maturity	Oct. 08, 2018
Amount payable or receivable	R$ (24)	(54)
Fair value	(20)	(42)
Exchange swaps registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Oct. 27, 2015
Maturity	Jan. 17, 2017
Amount payable or receivable	R$ 0	(60)
Fair value	0	(61)
Exchange swaps registered with CETIP | Bradesco
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Mar. 03, 2016
Maturity	Mar. 06, 2017
Amount payable or receivable	R$ 0	(53)
Fair value	0	(54)
Exchange swaps registered with CETIP | Scotiabank
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Jan. 15, 2016
Maturity	Jan. 16, 2018
Amount payable or receivable	R$ (42)	(50)
Fair value	(42)	(47)
Exchange swaps registered with CETIP | Scotiabank
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50
Contractual date	Sep. 29, 2017
Maturity	Sep. 29, 2020
Amount payable or receivable	R$ 9	0
Fair value	9	0
Exchange swaps registered with CETIP | Banco Tokyo
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 100
Contractual date	Dec. 12, 2017
Maturity	Dec. 12, 2019
Amount payable or receivable	R$ (3)	0
Fair value	(2)	0
Interest rate swap registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (R$)	R$ 21
Contractual date	Nov. 11, 2014
Maturity	Nov. 05, 2026
Amount payable or receivable	R$ 1	1
Fair value	3	2
Interest rate swap registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (R$)	R$ 54
Contractual date	Jan. 14, 2015
Maturity	Jan. 05, 2027
Amount payable or receivable	R$ 3	1
Fair value	8	3
Interest rate swap registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (R$)	R$ 52
Contractual date	May 26, 2015
Maturity	May 05, 2027
Amount payable or receivable	R$ 2	2
Fair value	R$ 8	R$ 4